Preferred stock	12 Months Ended
Dec. 31, 2012
Preferred stock
NOTE 20.	Preferred stock:

On January 16, 2009, as part of the Capital Purchase Program, the Company entered into a Letter Agreement with the Treasury pursuant to which the Company issued and sold to the Treasury 10,000 shares of the Company’s Fixed-Rate Cumulative Perpetual Preferred Stock, Series A, par value $0.01 per preferred share, having a liquidation preference of $1,000 per preferred share (the “Series A Preferred Stock”) and a ten-year warrant to purchase up to 184,275 shares of the Company’s common stock, par value $0.01 per common share (the “Common Stock”), at an initial exercise price of $8.14 per common share (the “Warrant”), for an aggregate purchase price of $10.0 million in cash. All of the proceeds from the sale of the Series A Preferred Stock were treated as Tier 1 capital for regulatory purposes. The Warrant was immediately exercisable. On August 25, 2011, the Company redeemed 10,000 shares of the Series A Preferred Stock for $10.0 million. The Warrant was repurchased in its entirety by the Company on February 15, 2012.

On August 25, 2011, as part of the Small Business Lending Fund (“SBLF”), the Company entered into a Purchase Agreement with the U.S. Department of the Treasury (“Treasury”) pursuant to which the Company issued and sold to the Treasury 20,000 shares of the Company’s Non-Cumulative Perpetual Preferred Stock, Series B, par value $0.01 per preferred share, having a liquidation preference of $1,000 per preferred share (the “Series B Preferred Stock”). The SBLF is the Treasury’s effort to bring Main Street banks and small businesses together to help create jobs and promote economic growth in local communities. The Company used $10.0 million of the SBLF proceeds to repurchase the Series A Preferred Stock issued under the Treasury’s Capital Purchase Program as indicated in the preceding paragraph.

As part of the acquisition of The Nashua Bank, on December 21, 2012, the Company assumed The Nashua Bank’s outstanding 3,000 shares of Senior Non-Cumulative Perpetual Preferred Stock, Series A (the “TNB Preferred Stock”) issued to Treasury under the SBLF program.

The Company’s initial dividend rate payable on SBLF capital is, at most, five percent, and the dividend rate falls to one percent if a bank’s small business lending increases by ten percent or more. Banks that increase their lending by less than ten percent but more than 2.5 percent pay rates between two percent and four percent. If a bank’s lending does not increase in the first two years, however, the rate increases to seven percent, and after 4.5 years total, the rate increases to nine percent regardless of the amount of small business lending activities. The dividend will be paid only when declared by the Company’s Board of Directors. The Series B Preferred Stock has no maturity date and ranks senior to the Common Stock with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Company. The Series B Preferred Stock generally is non-voting, other than class voting on certain matters that could adversely affect the Series B Preferred Stock.

The Company was a participant in the TARP Capital Purchase Program and did not redeem, or apply to redeem, the TARP investment on or prior to December 16, 2010, therefore, if at the beginning of the tenth full calendar quarter after the investment date the amount of Qualified Small Business Lending has not increased over the Baseline Amount (as defined in the Purchase Agreement), then at the beginning of the fifth anniversary of the TARP Capital Purchase Program, or January 16, 2014, and at the beginning of each full calendar quarter thereafter, the Company shall pay the Treasury a lending incentive fee equal to 2% per annum of the aggregate liquidation preference of the then-outstanding SBLF Preferred Stock. This lending incentive fee terminates 4.5 years after the investment date.

The SBLF Preferred Stock may be redeemed at any time by the Company, subject to the approval of its federal banking regulator. The redemption price is the aggregate liquidation preference of the SBLF Preferred Stock plus accrued but unpaid dividends and pro rata portion of any lending incentive fee. All redemptions must be in an amount at least equal to 25% of the number of originally issued shares of SBLF Preferred Stock, or 100% of the then-outstanding shares if less than 25% of the number of shares originally issued.